Expense Example - FidelitySAIMunicipalMoneyMarketFund-PRO - FidelitySAIMunicipalMoneyMarketFund-PRO - Fidelity SAI Municipal Money Market Fund - Fidelity SAI Municipal Money Market Fund	Apr. 02, 2024 USD ($)
Expense Example:
1 year	$ 7
3 years	29
5 years	68
10 years	$ 183